Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash flows from investing activities:
Net cash acquired for acquisition of a business	$ 200	$ 3,656	$ 4,090
Supplemental disclosures of cash flow information:
Refunds for income taxes	$ 8,708	$ 626	$ 3,194